UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2004

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/14/2004
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: 662,331,000

Name of Issuer					Title of Class	CUSIP	Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
								Number	Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- -------------- ---------	----------     ----

AK Steel Holding Corp				COM		001547108	1,820 	310,000 	x				 				310,000
Arch Coal Inc					COM		039380100	89,462 	2,850,000 	x				 				2,850,000
British Energy PLC ADR				COM		110793403	95 	9,932 		x				 				9,932
Cleveland-Cliffs Inc.				COM		185896107	53,096 	811,500 	x				 				811,500
Consol Energy Inc				COM		20854P109	32,575 	1,215,500 	x				 				1,215,500
Edison International 				COM		281020107	38,515 	1,585,615 	x				 				1,585,615
Freeport-McMoran Copper & Gold			CL B		35671D857	13,682 	350,000 	x				 				350,000
International Stl Group Inc			COM		460377104	8,708 	225,000 	x								 225,000
Ispat Intl N V	NY REG SH 			CL A		464899103	10,950 	1,000,000 	x								 1,000,000
Kindred Hlthcare Wts. A $30.00 4/20/06 		*W EXP 04/20/200494580111	2,725 	125,000 	x				 				125,000
Kindred Hlthcare Wts. B $33.33 4/20/06		*W EXP 04/20/200494580129	13,365 	675,000 	x				 				675,000
Kmart Holding Corp				COM		498780105	16,582 	399,750 	x				 				399,750
Massey Energy Corp				COM		576206106	96,249 	4,361,100 	x				 				4,361,100
Massey Energy Corp April 20 Calls		CALL		576206906	92 	420 		x				 				420
Milacron Inc					COM		598709103	491 	141,600 	x				 				141,600
NTL Inc.					COM		62940M104	22,268 	374,056 	x				 				374,056
NTL Inc. A Wts $262.93 1.1785sh/wt 1/14/08	*W EXP 01/13/20162940M138	1,806 	240,851 	x				 				240,851
Nucor Corp					COM		670346105	1,537 	25,000 		x				 				25,000
Orix Corp					Sponsored ADR	686330101	424 	7,700 		x				 				7,700
Peabody Energy Corporation			COM		704549104	106,001 2,279,100 	x				 				2,279,100
Phelps Dodge Corp				COM		717265102	17,965 	220,000 	x								220,000
Pope & Talbot Inc				COM		732827100	18,156 	1,056,200 	x				 				1,056,200
Posco						Sponsored ADR	693483109	16,400 	463,400 	x				 				463,400
Steel Dynamics Inc				COM		858119100	620 	25,000 		x				 				25,000
United States Steel Corp NEW			COM		912909108	304,078 8,158,800 	x				 				8,158,800
United States Stl Corp April 40 Calls		CALL		912909908	20 	500 		x				 				500
United States Stl Corp July 45 Calls		CALL		912909908	105 	1,000 		x				 				1,000




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